SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Book income (loss) before taxes, tax			$ (8,459)	$ 1,249
Book income (loss) before taxes, percent			21.00%	21.00%
Permanent differences (transaction costs), tax			$ 2,185
Permanent differences (transaction costs), percent			(5.42%)
Permanent differences (warrants), tax			$ (1,144)
Permanent differences (warrants), percent			2.84%
Permanent differences (other -other than tax), tax			$ 458	$ 188
Permanent differences (other -other than tax), percent			(1.14%)	3.16%
State taxes net, tax			$ (722)	$ 128
State taxes net, percent			1.79%	2.15%
Deferred true-up, tax			$ (288)	$ 56
Deferred true-up, percent			0.71%	0.94%
Research and development credits, tax			$ (200)
Research and development credits, percent			0.50%
Uncertain tax positions, tax			$ 128	$ (19)
Uncertain tax positions, percent			(0.32%)	(0.32%)
Other, tax			$ 9	$ 9
Other, percent			(0.02%)	0.15%
Change in valuation allowance, tax			$ 7,324
Change in valuation allowance, percent			(18.18%)
Total, tax		$ (527)	$ (709)	$ 1,611
Effective tax rate, percent			1.76%	27.08%